Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Prepaid bandwidth costs	¥ 2,542		¥ 4,773
Deposits	2,829		1,447
Prepaid travel expense	1,449		1,308
Prepaid office software service fee	1,270		927
VAT recoverable	992		686
Prepaid content rental expenses	82		154
Prepaid marketing expenses	25,648		125
Prepaid consulting service fee	27		27
Receivables from third-party payment settlement platform	340		20
Other miscellaneous prepaid expenses	612		2,561
Current assets	35,791	$ 4,903	12,028
Non-current assets
Prepaid marketing expenses	18,672		0
Deferred initial public offering related costs	0		16,252
Deposits for lease	1,604		5,940
Prepaid content rental expenses	73		73
Non-current assets	¥ 20,349		¥ 22,265